Note 4 - Shareholder Remuneration System	12 Months Ended
Dec. 31, 2018
Share holder Remuneration System Abstract
Disclosure Share holder Remuneration System Explanatory

4. Shareholder remuneration system

BBVA’s shareholder remuneration policy communicated in October 2013 established the distribution of an annual pay-out of between 35% and 40% of the profits earned in each year and the progressive reduction of the remuneration via “Dividend Options”, so that the shareholders’ remuneration would ultimately be fully in cash. As announced on February 1, 2017, BBVA’s Board of Directors executed a capital increase to be charged to voluntary reserves for the instrumentation of the last “Dividend Option”, being the subsequent shareholders’ remunerations fully in cash, dated March 29, 2017.

This fully – in - cash shareholders’ remuneration policy would be composed, for each year, of a distribution on account of the dividend of such year (expected to be paid in October) and a final dividend (which would be paid once the year has ended and the profit allocation has been approved, expected for April), subject to the applicable authorizations by the competent governing bodies.

Shareholder remuneration scheme “Dividend Option”

During 2012, 2013, 2014, 2015, 2016 and 2017, the Group implemented a shareholder remuneration system referred to as “Dividend Option”.

Under such remuneration scheme, BBVA offered its shareholders the possibility to receive all or part of their remuneration in the form of newly-issued BBVA ordinary shares, whilst maintaining the possibility for BBVA shareholders to receive their entire remuneration in cash by selling the rights of free allocation assigned either to BBVA (in execution of the commitment assumed by BBVA to acquire the rights of free allocation at a guaranteed fixed price) or by selling the rights of free allocation on the market at the prevailing market price at that time. However, the execution of the commitment assumed by BBVA was only available to whoever had been originally assigned such rights of free allocation and only in connection with the rights of free allocation initially allocated at such time.

On March 29, 2017, BBVA’s Board of Directors resolved to execute the capital increase to be charged to voluntary reserves approved by the Annual General Meeting (“AGM”) held on March 17, 2017, under agenda item three, to implement a “Dividend Option” this year. As a result of this increase, the Bank’s share capital increased by €49,622,955.62 through the issuance of 101,271,338 newly-issued BBVA ordinary shares at 0.49 euros par value, given that 83.28% of owners of the rights of free allocation opted to receive newly issued BBVA ordinary shares. The remaining 16.72% of the owners of the rights of free allocation exercised the commitment assumed by BBVA, and as a result, BBVA acquired 1,097,962,903 rights (at a gross price of €0.131 each) for a total amount of €143,833,140.29. This amount is recorded in “Total Equity-Dividends and Remuneration” of the consolidated balance sheet as of December 31, 2017 (see Note 26).

On September, 28 2016, BBVA’s Board of Directors resolved to execute the second of the share capital increases to be charged to voluntary reserves, as agreed by the AGM held on March 11, 2016. As a result of this increase, the Bank’s share capital increased by €42,266,085.33 through the issuance of 86,257,317 newly-issued BBVA ordinary shares at 0.49 euros par value, given that 87.85% of owners of the rights of free allocation opted to receive newly-issued BBVA ordinary shares. The remaining 12.15% of the owners of the rights of free allocation exercised the commitment assumed by BBVA, and as a result, BBVA acquired 787,374,942 rights (at a gross price of €0.08 each) for a total amount of €62,989,995.36. This amount is recorded in “Total Equity-Dividends and Remuneration” of the consolidated balance sheet as of December 31, 2016 (see Note 26).

On March 31, 2016, BBVA’s Board of Directors resolved to execute the first of the share capital increases to be charged to voluntary reserves, as agreed by the AGM held on March 11, 2016 for the implementation of the shareholder remuneration system called the “Dividend Option”. As a result of this increase, the Bank’s share capital increased by €55,702,125.43 through the issuance of 113,677,807 newly-issued BBVA ordinary shares at a €0.49 par value, given that 82.13% of owners of the rights of free allocation opted to receive newly-issued BBVA ordinary shares. The remaining 17.87% of the owners of the rights of free allocation exercised the commitment assumed by BBVA, and as a result, BBVA acquired 1,137,500,965 rights (at a gross price of €0.129 each) for a total amount of €146,737,624.49. This amount is recorded in “Total Equity- Dividends and Remuneration” of the consolidated balance sheet as of December 31, 2016 (see Note 26).

Cash Dividends

Throughout 2016, 2017 and 2018, BBVA’s Board of Directors approved the payment of the following dividends (interim or final dividends) fully in cash, recorded in “Total Equity- Interim Dividends” of the consolidated balance sheet of the relevant year:

  The Board of Directors, at its meeting held on June 22, 2016, approved the payment in cash of €0.08 (€0.0648 net of withholding tax) per BBVA share as the first gross interim dividend against 2016 results. The total amount paid to shareholders on July 11, 2016, after deducting treasury shares held by the Group's companies, amounted to €517 million and is recognized under the headings “Total Equity- Interim Dividends” of the consolidated balance sheet as of December 31, 2016.
  The Board of Directors, at its meeting held on December 21, 2016, approved the payment in cash of €0.08 (€0.0648 withholding tax) per BBVA share, as the second gross interim dividend against 2016 results. The total amount paid to shareholders on January 12, 2017, after deducting treasury shares held by the Group’s Companies, amounted to €525 million and is recognized under the heading “Total Equity- Interim Dividends” of the consolidated balance sheet as of December 31, 2016.
  The Board of Directors, at its meeting held on September 27, 2017, approved the payment in cash of €0.09 (€0.0729 net of withholding tax) per BBVA share, as the first gross interim dividend against 2017 results. The total amount paid to shareholders on October 10, 2017, after deducting treasury shares held by the Group's companies, amounted to €599 million and is recognized under the heading “Total Equity- Interim Dividends” of the consolidated balance sheet as of December 31, 2017.
  The Annual General Meeting of BBVA held on March 16, 2018 approved, under item 1 of the Agenda, the payment of a final dividend for 2017, in addition to other dividends previously paid, in cash for an amount equal to €0.15 (€0.1215 net of withholding tax) per BBVA share. The total amount paid to shareholders on April 10, 2018, after deducting treasury shares held by the Group’s companies, amounted €996 million and is recognized under heading “Total Equity- Final Dividends” of the consolidated balance sheet as of December 31, 2018.
  The Board of Directors, at its meeting held on September 26, 2018, approved the payment in cash of €0.10 (€0.081 net of withholding tax rate of 19%) per BBVA share, as gross interim dividend based on 2018 results. The total amount paid to shareholders on October 10, 2018, after deducting treasury shares held by the Group´s companies, amounted €663 million and is recognized under heading “Total Equity- Interim Dividends” of the consolidated balance sheet as of December 31, 2018.

The interim accounting statements prepared in accordance with legal requirements evidencing the existence of sufficient liquidity for the distribution of the amounts agreed on September 26, 2018, mentioned above are as follows:

Available Amount for Interim Dividend Payments (Millions of euros)
August, 31, 2018
Profit of BBVA, S.A., after the provision for income tax	2,462
Additional Tier I capital instruments remuneration	236
Maximum amount distributable	2,226
Amount of proposed interim dividend	667

BBVA cash balance available to the date	4,577

Proposal on allocation of earnings for 2018

The allocation of earnings for 2018 subject to the approval of the Board of Directors at the Annual Shareholders Meeting is presented below:

Allocation of Earnings (Millions of euros)
December 2018
Profit for year (*)	2,316
Distribution:
Interim dividends	667
Final dividend	1,067
Additional Tier 1 securities	313
Voluntary reserves	269

(*) Net income of BBVA, S.A.